Geographic Information (Tables)	12 Months Ended
Sep. 01, 2016
Segment Reporting [Abstract]
Net Sales based on Ship-to Location
Geographic net sales based on customer ship-to location were as follows:

For the year ended	2016	2015	2014
China	$5,301	$6,658	$6,715
United States	1,925	2,565	2,551
Asia Pacific (excluding China, Taiwan, and Japan)	1,610	2,037	1,791
Taiwan	1,521	2,241	2,313
Europe	937	1,248	1,252
Japan	831	1,026	1,253
Other	274	417	483
	$12,399	$16,192	$16,358

Net Property, Plant, and Equipment by Geographic Areas
Net property, plant, and equipment by geographic area was as follows:

As of	2016	2015
Singapore	$5,442	$3,238
United States	3,890	3,643
Japan	2,685	2,173
Taiwan	2,081	1,073
China	491	331
Other	97	96
	$14,686	$10,554